S000017004 [Member] Investment Objectives and Goals - Western Asset Variable Global High Yield Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to maximize total return.